Accrued Expenses and Other Current Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

6. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following (in thousands):

	June 30, 2019	December 31, 2018
Accrued research and development expenses	$1,739	$1,677
Accrued general and administrative expenses	208	548
Other current liabilities	45	190

Total	$1,992	$2,415

5. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2017	2018
Accrued research and development expenses	$2,615	$1,677
Accrued general and administrative expenses	110	548
Other current liabilities	25	190

Total	$2,750	$2,415